Income taxes - Additional information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Income taxes
Uncertain tax liabilities	$ 49,011	$ 47,755	$ 47,755	$ 35,360	$ 154,206	$ 125,494
Increase (decrease) in tax liabilities	$ 1,256	$ 5,019	$ 12,395	$ (118,846)	$ 28,712